Lessor Accounting	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessor Accounting
6.	Lessor Accounting
Lease income is included in products and equipment sales in the accompanying consolidated statements of income. Supplemental income statement information is as follows:

	Years ended December 31
	2022	2021	2020

	(Millions of yen)
Lease income – sales-type and direct financing leases
Revenue at lease commencement	122,941	84,895	92,133
Interest income on lease receivables	20,919	18,351	18,594

	143,860	103,246	110,727
Lease income – operating leases	34,798	27,122	23,878
Variable lease income	5,606	5,277	5,343

	184,264	135,645	139,948

Lease Receivables
Lease receivables represent financing leases, which consist of sales-type leases and direct financing leases. These receivables typically have terms ranging from
 1 year to 8
years. Lease receivables within one year and more than one year are presented in current lease receivables and noncurrent lease receivables in the accompanying consolidated balance sheets, respectively. The components of the lease receivables are as follows:

	December 31
	2022	2021

	(Millions of yen)
Total minimum lease payments receivable	442,870	366,051
Unguaranteed residual values	13,560	12,192
Executory costs	—	—
Unearned income	(40,060)	(31,619)

	416,370	346,624
Less allowance for credit losses	(5,596)	(3,791)

	410,774	342,833
Less current portion	(135,108)	(119,902)

	275,666	222,931

Allowance for Credit Losses
The activities in the allowance for credit losses are as follows:

	Years ended December 31
	2022	2021

	(Millions of yen)
Balance at beginning of year	3,791	3,068
Write-offs	(3,605)	(2,157)
Provision	3,769	2,331
Translation adjustments and other	1,641	549

Balance at end of year	5,596	3,791

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of lease receivables is evaluated collectively based on historical experiences of credit losses and reasonable and supportable forecasts. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Lease receivables which are past due or individually evaluated for impairment at December 31, 2022 and 2021 are not significant.
Equipment leased to customers
The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2022 and 2021 was ¥151,858 million and ¥143,160 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2022 and 2021 was ¥93,215 million and ¥87,879 million, respectively.
Maturity Analysis
The following is a schedule by year of the future minimum lease payments to be received under finance leases and non-cancellable
operating leases at December 31, 2022.

	Financing leases	Operating leases

	(Millions of yen)
Year ending December 31:
2023	152,187	13,236
2024	119,567	8,106
2025	85,578	5,305
2026	53,864	2,539
2027	23,266	1,657
Thereafter	8,408	497

	442,870	31,340

Information about transferring lease receivables
Canon has syndication arrangements to sell its entire interests in lease receivables to the third-party financial institutions. The transactions under the arrangements are accounted for as sales in accordance with ASC 860 “Transfers and Servicing.” There were no
 significant transfers of lease receivables for the year ended December 31, 2022 and 2021 while the transfers of lease receivables for the year ended December 31, 2020 were ¥19,185 million. The amount that remained uncollected was ¥
13,077
 million and ¥
23,984
 million at December 31, 2022 and 2021, respectively. Cash proceeds from the transactions are included in (Increase) decrease in lease receivables under the cash flow from operating activities in the consolidated statements of cash flows. Canon continues to provide collection and administrative services for the financial institutions. The amount associated with the servicing liability measured at fair value was not significant at December 31, 2022 and 2021. Canon also retains limited recourse obligations which cover credit defaults. The recourse obligations were not significant at December 31, 2022 and 2021.